Stockbased Compensation Expense (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock Option Awards	$ 49.4	$ 48.6	$ 41.4
Restricted Share/Unit Awards	30.6	33.0	25.3
Stock-based Compensation Expense	80.0	81.6	66.7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in period (in shares)	3,700,000	4,300,000	7,300,000
Restricted shares/units granted in period (in shares)	572,000	704,000	1,475,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	80.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 9 months
Stock Options | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Restricted Shares/Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards	40.0
Unrecognized Compensation Costs On Nonvested Awards, Weighted Average Period Of Recognition	2 years 0 months
Restricted Shares/Units | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized Compensation Costs On Nonvested Awards, Period Of Recognition	4 years
Cost of Revenues [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	5.7	5.8	6.1
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	72.4	74.0	58.5
Research and Development Expenses [Member]
Employee Service Share-based Compensation, Allocation Of Recognized Period Costs [Line Items]
Stock-based Compensation Expense	$ 1.9	$ 1.8	$ 2.1